Reconciliation of Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Schedule Of Effective Tax Rates [Line Items]
(Loss) income before income taxes	$ 36,919	229,068	26,566	(23,162)
Income tax (benefit) expense computed at the PRC statutory tax rate of 25%	9,230	57,267	6,642	(5,791)
Foreign tax rate differential	1,718	10,662	3,481	12,081
Non-deductible expenses	1,730	10,739	1,096	1,630
Non-taxable income	(315)	(1,952)	(6,246)
Effect of change in tax status	921	5,715		(8,643)
Effect of change in tax rate	(158)	(984)	1,018
Effect of tax holidays	(13,649)	(84,685)	(14,499)	(17,045)
Current/deferred rate differential	(238)	(1,475)	(813)	3,196
Increase in valuation allowance	383	2,373	8,040	3,184
Interest and penalties on unrecognized tax benefits	511	3,168	1,130	2,643
Others	47	293	(46)	56
Income tax (benefit) expense	$ 180	1,121	(197)	(8,689)